Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments Disclosure [Text Block]

	2011	2010
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	202	176
Authorized by the directors but not yet contracted for	1,128	988
	1,330	1,164
Allocated for:
Project expenditure
- within one year	832	433
- thereafter	46	107
	878	540
Stay in business expenditure
- within one year	421	404
- thereafter	31	220
	452	624

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	14	12

Other contractual purchase obligations(2)
- within one year	334	398
- thereafter	129	140
	463	538
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Summary of contracted uranium sales as at December 31, 2011

The Company had the following uranium commitments:

Year	lbs (000)	Average contracted price ($/lbs)

2012	858	61.54

Commitments Contingencies and Guarantees [Text Block]

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2011	2010
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution - South Africa (2)	-	-
Sales tax on gold deliveries - Brazil (3)	88	89
Other tax disputes - Brazil (4)	38	34
Indirect taxes - Ghana (5)	12	11
Tax disputes - Tanzania (6)	-	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-	-

Contingent assets

Royalty - Boddington Gold Mine (8)	-	-
Royalty - Tau Lekoa Gold Mine (9)	-	-

Financial guarantees

Oro Group surety (10)	12	15
AngloGold Ashanti USA reclamation bonds (11)	101	88
AngloGold Ashanti Australia environmental bonds (12)	30	28
AngloGold Ashanti environmental guarantees (13)	166	193
Guarantee provided for syndicated revolving credit facility (14)	-	50
Guarantee provided for rated bonds (15)	1,012	1,012
Guarantee provided for convertible bonds (16)	736	736
Guarantee provided for mandatory convertible bonds (17)	791	791
Guarantee provided for A$ syndicated revolving credit facility (18)	-	-

Hedging guarantees
Gold delivery guarantees (19)	-	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (20)	-	-
Geita Management Company Limited ("GMC") hedging guarantees (21)	-	-

	2,986	3,047

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of December 31, 2011, the probability of non-performance is considered minimal.